COMPREHENSIVE INCOME (Components of AOCI) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Foreign Currency Translation Adjustment in AOCI, Net of Tax	$ (122)		$ (122)		$ (37)	$ (83)	$ (54)
Pension and Other Postretirement Benefit Plans in AOCI, Net of Tax	(772)		(772)		(831)	(675)	(503)
Net unrealized gain on derivative instruments	14		14		15	11	14
Accumulated other comprehensive loss, attributable to Willis Group Holdings, net of tax	(880)		(880)		(850)
Foreign Currency Transaction and Translation Gain (Loss) IN AOCI Arising During Period, Net of Tax			(88)		46	(29)	(8)
Pension and Other Postretirement Benefit Plans, Adjustment in AOCI, before Reclassification Adjustments, Net of Tax			39
Gain on derivatives (effecitve element)			2
Other Comprehensive Income (Loss), Before Reclassification Adjustments, Net of Tax			(47)
Reclassification Adjustment on Foreign Currency Transaction and Translation Gain Loss Included in Net Income, Net of Tax			0
Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	11	7	20	15
Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	(1)	(6)	(3)	(2)
Other Comprehensive Income (Loss), Total Reclassification Adjustment on in Net Income, Net of Tax	10	1	17	13
Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(10)	(16)	59	(9)	(156)	(172)	51
Derivatives Qualifying as Hedges, Net of Tax	11	1	(1)	5	4	(3)	6
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	6	(31)	(30)	0	(106)	(203)	53
Accumulated Other Comprehensive Income (Loss) Attributable to noncontrolling interest					3	3	2
Accumulated Other Comprehensive Income (Loss), Net of Tax					$ (853)	$ (747)	$ (543)